General and administrative expense	12 Months Ended
Aug. 31, 2022
General And Administrative Expense
General and administrative expense

21.	General and administrative expense

	2022	2021
Directors’ fees (Note 19)	$(454)	$(275)
Insurance	(444)	(80)
Office and general	(419)	(314)
Shareholder information	(474)	(545)
Professional fees	(614)	(1,089)
Salaries and benefits (1) (Note 19)	(2,533)	(2,728)
Consulting	(437)	(614)
Share based expense (Note 19)	(3,113)	(2,933)
Travel and accommodation	(214)	(163)
Depreciation	(26)	(286)
Other	(192)	(669)
General and administrative expense	$(8,920)	$(9,696)

(1)	As a result of adoption to IAS 16 during the year ended 2022, certain costs incurred related to Buckreef Gold operating costs, post adoption, were recorded in cost of sales.